Other current assets (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets

	2023	2022
	$	$

Restricted cash and restricted deposits	1,366	1,531
Prepaid expenses and deposits	14,149	20,478
Commission asset	12,160	8,959
Contract asset and other	9,330	4,567

Total other current assets	37,005	35,535